SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
U S Federal tax benefit at statutory rate	[1]	21.00%	21.00%
U.S. Federal tax/(benefit) at statutory rate		$ 1,304	$ (8,500)
State and local income taxes, net of federal income tax effects	[1]	$ 300	$ 22
State and local income taxes, net of federal income tax effects	[1]	4.83%	(0.05%)
Changes in valuation allowance		$ (1,108)	$ 7,257
Changes in valuation allowance		(17.84%)	(17.93%)
Non-deductible items:
Other		$ 117	$ 714
Non deductible items other		1.89%	(1.76%)
Convertible note fair value adjustment		$ 424
Non deductible items convertible note fair value adjustment		6.83%
Effective income tax rate		$ 1,037	$ (507)
Total		16.71%	1.25%
SOUTH CAROLINA
State and local income taxes, net of federal income tax effects		83.70%
FLORIDA
State and local income taxes, net of federal income tax effects			13.50%

[1]	State tax expense is primarily attributable to South Carolina and Florida, which represented approximately 83.7% and 13.5% respectively, of total state and local income tax expense for the period. State income tax expense attributable to all other jurisdictions was not individually material.